Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments

17	Segments

	Years ended December 31,
	2025	2024
	US$	US$
Revenue
Remittance services
Fiat remittance	21,745,956	21,592,260
ODL remittance	430,517	880,171
Sales of Airtime	15,620,573	23,840,573
Other services	16,275	122,408
	37,813,323	46,435,412

	Years ended December 31,
	2025	2024
	US$	US$
Cost of sales
Remittance services	(7,911,327)	(9,475,812)
Sales of Airtime	(14,185,775)	(21,999,692)
Other services	(299,794)	(367,963)
	(22,396,896)	(31,843,467)

	Years ended December 31,
	2025	2024
	US$	US$
Gross Profit
Remittance services	14,265,148	12,996,619
Sales of Airtime	1,434,798	1,840,881
Other services	(283,519)	(245,555)
	15,416,427	14,591,945

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2025	2024
	US$	US$
Remittance services expense	477,631	582,256
Sales of Airtime	-	-
Other services	-	-
	477,631	582,256

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2025	2024
	US$	US$
Revenue
Hong Kong	-	4,370,290
Malaysia	30,134,953	27,560,318
Indonesia	7,678,370	14,504,804
	37,813,323	46,435,412

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2025	2024
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	6,175	-
Malaysia	1,197,668	1,352,906
Indonesia	33,521	51,854
	1,237,364	1,404,760

Add: Non-disclose items
Investment in an equity security	-	-
Deferred tax assets	232,082	342,822
Goodwill	9,727,871	12,059,428
Acquired intangible assets	1,845,560	3,386,117
	11,805,513	15,788,367

The following table sets forth the goodwill by reportable segments:

	December 31,
	2025	2024
	US$	US$
Remittance services	3,419,935	3,419,935
Sales of Airtime	6,307,936	8,639,493
	9,727,871	12,059,428